Related Party Transactions (Details Narrative) - USD ($)										3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 11, 2025	Apr. 10, 2025	Nov. 14, 2024	Apr. 11, 2024	Apr. 10, 2024	Feb. 29, 2024	Jan. 04, 2020	Jan. 04, 2018	Sep. 30, 2011	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Maturity date			Nov. 13, 2030
Promissory Loan [Member]
Proceeds from loans	$ 200,000			$ 160,000		$ 200,000
Maturity date	Apr. 10, 2026	Apr. 09, 2026		Apr. 10, 2025		Feb. 20, 2025
Interest rate	8.50%			8.50%		8.50%
Accumulated interest										$ 0	$ 4,278	$ 1,932	$ 6,141	$ 15,068
Promissory Loan One [Member]
Accumulated interest										3,885	3,018	7,450	3,018	10,078
Promissory Loan Two [Member]
Accumulated interest										3,907	0	3,907	0
Sales Representative Agreement [Member]
Consulting agreement term							2 years	2 years
Payments for commissions										90,356	87,316	173,792	153,043	331,106	$ 321,030
Diamond Bar Outdoors, Inc [Member]
Lease cost					$ 41,000
Payments for rent										$ 10,250	$ 10,250	$ 20,500	$ 18,890	$ 39,390	$ 34,561
Related party transaction description of transaction									Diamond Bar leased a showroom in High Point, North Carolina from the Company’s President who is currently also the Chief Executive Officer and Chairperson of the Board
Lessee operating lease renewal term					1 year